Shareholder Report	8 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Comstock Funds, Inc.
Entity Central Index Key		0000830779
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000073498
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class AAA
Trading Symbol	COMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,547	10,138	10,138	9,806
12/16	7,586	11,351	11,351	11,460
12/17	6,029	13,828	13,828	13,222
12/18	6,483	13,223	13,223	12,272
12/19	4,804	17,386	17,386	15,430
12/20	4,559	20,586	20,586	15,577
12/21	4,461	26,496	26,496	19,809
12/22	4,645	21,697	21,697	18,573
12/23	4,948	27,402	27,402	20,289
12/24	5,168	34,257	34,257	23,198

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 7,302,372	$ 7,302,372
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ (184,700)
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,302,372 Number of Portfolio Holdings102 Portfolio Turnover Rate133% Management Fees$(184,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002843
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class C
Trading Symbol	CPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,474	9,374	10,138	10,138	9,806
12/16	7,466	7,293	11,351	11,351	11,460
12/17	5,901	5,691	13,828	13,828	13,222
12/18	6,303	6,022	13,223	13,223	12,272
12/19	4,641	4,374	17,386	17,386	15,430
12/20	4,364	4,069	20,586	20,586	15,577
12/21	4,281	3,951	26,496	26,496	19,809
12/22	4,447	4,065	21,697	21,697	18,573
12/23	4,748	4,300	27,402	27,402	20,289
12/24	4,941	4,431	34,257	34,257	23,198

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 7,302,372	$ 7,302,372
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ (184,700)
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,302,372 Number of Portfolio Holdings102 Portfolio Turnover Rate133% Management Fees$(184,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002844
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class I
Trading Symbol	CPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,589	10,138	10,138	9,806
12/16	7,642	11,351	11,351	11,460
12/17	6,083	13,828	13,828	13,222
12/18	6,566	13,223	13,223	12,272
12/19	4,885	17,386	17,386	15,430
12/20	4,643	20,586	20,586	15,577
12/21	4,559	26,496	26,496	19,809
12/22	4,740	21,697	21,697	18,573
12/23	5,052	27,402	27,402	20,289
12/24	5,269	34,257	34,257	23,198

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 7,302,372	$ 7,302,372
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ (184,700)
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,302,372 Number of Portfolio Holdings102 Portfolio Turnover Rate133% Management Fees$(184,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002841
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class A
Trading Symbol	DRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,534	10,000	10,138	10,138	9,806
12/16	7,576	10,000	11,351	11,351	11,460
12/17	6,021	10,000	13,828	13,828	13,222
12/18	6,474	10,000	13,223	13,223	12,272
12/19	4,797	10,000	17,386	17,386	15,430
12/20	4,553	10,000	20,586	20,586	15,577
12/21	4,455	10,000	26,496	26,496	19,809
12/22	4,638	10,000	21,697	21,697	18,573
12/23	4,941	10,000	27,402	27,402	20,289
12/24	5,148	9,820	34,257	34,257	23,198

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 7,302,372	$ 7,302,372
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ (184,700)
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,302,372 Number of Portfolio Holdings102 Portfolio Turnover Rate133% Management Fees$(184,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Kellanova	5.0%
HashiCorp Inc.	4.4%
Amedisys Inc.	3.1%
Frontier Communications Parent Inc.	3.1%
Juniper Networks Inc.	3.1%
Smartsheet Inc.	3.1%
Summit Materials Inc.	2.8%
Arcadium Lithium plc	2.3%
Barnes Group Inc.	2.3%
United States Steel Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the eight months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends